Segment Reporting (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total	$ 104,881,880	$ 91,293,675
Revenue from United States [Member]
Segment Reporting Information [Line Items]
Total	94,899,090	85,144,942
Revenue from Europe [Member]
Segment Reporting Information [Line Items]
Total	3,193,437	2,588,029
Revenue from Canada [Member]
Segment Reporting Information [Line Items]
Total	982,106	1,081,760
Revenue from China [Member]
Segment Reporting Information [Line Items]
Total	4,199,924	1,123,953
Revenue from other foreign countries [Member]
Segment Reporting Information [Line Items]
Total	$ 1,607,323	$ 1,354,991